Intangible assets, net (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Discount rate of weighted average cost of capital	6.80%
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of detailed information about intangible assets [line items]
Impairment percentage including inflation	6.80%
Reversal of impairment loss	$ 3,065
Remaining concession period		23 years